SCHEDULE OF EQUITY METHOD INVESTMENTS (Details) - Equity Method Investments [Member]	Jun. 30, 2022 USD ($)
Carrying value	$ 14,699
Qingdao Taoping IoT Co Ltd [Member]
Ownership percentage	47.00%
Carrying value
Yunnan Taoping IoT Co Ltd [Member]
Ownership percentage	40.00%
Carrying value
Jiangsu Taoping IoT Technology Co Ltd [Member]
Ownership percentage	25.00%
Carrying value	$ 8,540
Jiangsu Taoping New Media Co Ltd [Member]
Ownership percentage	21.00%
Carrying value	$ 6,159